SUPPLEMENT TO THE PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ForPennsylvania Tax-Free Fund

Effective January 1, 2011, Bruce R. Johns will act as co-Portfolio Manager with Robert J. Miller for the above-referenced Fund. Mr. Johns’ biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Bruce R. Johns is a senior research analyst and portfolio manager for the Tax-Exempt Fixed Income team at Wells Capital Management. He joined Wells Capital Management from Strong Capital Management where he was a senior research analyst. Prior to taking on the role of research analyst, he worked in fixed income settlements at Strong where his area of responsibility included all fixed income operations. Bruce began his investment industry career in 1998 as a mutual fund and brokerage agent with Strong Financial Services. Education: B.S., Business and Finance, University of Wisconsin, Parkside.

December 22, 2010	MIIT120/P1104SP

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

ForPennsylvania Tax-Free Fund

Effective January 1, 2011, Bruce R. Johns will act as co-Portfolio Manager with Robert J. Miller for the above-referenced Fund. The section “Portfolio Managers” beginning on page 35 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Bruce R. Johns	1	$304M	0	$0	7	$30.4M

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Bruce R. Johns	0	$0	0	$0	0	$0

Beneficial Ownership in the Funds.The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;

$1 - $10,000;

$10,001 - $50,000;

$50,001 - $100,000;

$100,001 - $500,000;

$500,001 - $1,000,000; and

over $1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Bruce R. Johns	Pennsylvania Tax-Free Fund	$0

December 22, 2010